Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Aggregate minimum annual rentals for wholly owned real estate investments owned by the Account, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2013	$499.3
2014	468.7
2015	402.8
2016	357.4
2017	314.1
Thereafter	3,146.9

Total	$5,189.2